Provisions and contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 14, 2015	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance		$ 0
Assumed in a business combination		5,303
Provisions used during the year		(38)
Ending balance		5,265
Other provisions		0	$ 5,265	$ 0
Provisions			4,288	$ 0	[1]
Current			977
Extension of acquired lease term	5 years
Onerous contract
Disclosure of other provisions [line items]
Assumed in a business combination		5,303
Provisions used during the year		(38)
Ending balance		5,265
Other provisions		$ 5,265	5,265
Provisions			4,288
Current			$ 977

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.